PREMIER [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREMIER | T-FUND | PREMIER
Prospectus [Line Items]
Annual Return [Percent]	4.18%	5.16%	5.01%	1.52%	0.01%	0.36%